Expense Example - Hartford Dynamic Bond ETF - Hartford Dynamic Bond ETF	Sep. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 214